GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Going Concern Details Narrative
Cash and Cash Equivalents, At Carrying Value	$ 375	$ 1,888	$ 161	$ 118	$ 298	$ 46	$ 22
Working Capital Deficit	11,618	7,879
Stockholders' Deficit	(8,949)	(3,486)	(2,694)	$ (447)	310	$ (482)	$ (668)
Accumulated deficit	$ (52,114)	$ (44,692)	$ (43,404)		$ (35,942)